As filed with the Securities and Exchange Commission on September 4, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22552

City National Rochdale International Trade Fixed Income Fund LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
(Address of principal executive offices) (Zip code)

Michael Gozzillo
570 Lexington Avenue
New York, NY 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

TABLE OF CONTENTS

Page
Report of Independent Registered Public Accounting Firm
1
Financial Statements

Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Schedule of Investments	6-9
Notes to Financial Statements	10-22
Financial Highlights	23

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of
City National Rochdale International Trade Fixed Income Fund

We have audited the accompanying statement of assets and liabilities of City National Rochdale International Trade Fixed Income Fund (the “Fund”), including the schedule of investments, as of June 30, 2015, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended June 30, 2015 and 2014, and the financial highlights for the years ended June 30, 2015, 2014 and for the period August 1, 2012 (commencement of operations) to June 30, 2013. These financial statements and the financial highlights are the responsibility of the Fund's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash and investments owned as of June 30, 2015, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of City National Rochdale International Trade Fixed Income Fund as of June 30, 2015 and the results of its operations and its cash flows for the year then ended, the changes in its net assets for the years ended June 30, 2015 and 2014 and the financial highlights for the years ended June 30, 2015, 2014 and for the period August 1, 2012 (commencement of operations) to June 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

As described in Note 1, the Fund’s Board of Trustees approved a plan of liquidation effective December 31, 2014.  However, the legal existence of the Fund shall not terminate until all assets have been distributed. Our opinion is not modified with respect to this matter.

New York, New York
August 27, 2015

PKF O’CONNOR DAVIES, a division of O’CONNOR DAVIES, LLP
665 Fifth Avenue, New York, NY 10022 I Tel: 212.867.8000 I Fax: 212.687.4346 I www.odpkf.com

O’Connor Davies, LLP is a member firm of the PKF International Limited network of legally independent firms and does not accept any responsibility or liability for the actions or inactions on the part of any other individual member firm or firms.

City National Rochdale International Trade Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2015

ASSETS
Investments in securities, at fair value (cost $12,011,594)	$9,136,515
Cash and cash equivalents	37,873
Receivable from Adviser	85,850
Interest receivable	55,105
Other assets	8,252

Total Assets	9,323,595

LIABILITIES
Accrued professional fees	55,828
Accrued loan servicing fees	8,975
Payable to trustees	333
Accrued expenses and other liabilities	28,455

Total Liabilities	93,591

NET ASSETS	$9,230,004

Shares outstanding
(Unlimited number of shares authorized, no par value)	441,621

Net asset value per share (net assets/shares outstanding)	$20.90

COMPONENTS OF NET ASSETS
Paid in capital	$12,501,692
Undistributed net investment income	169,238
Accumulated net realized loss on investments	(565,847)
Net unrealized depreciation on investments	(2,875,079)
Total Net Assets	$9,230,004

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Statement of Operations

For the Year Ended June 30, 2015

INVESTMENT INCOME
Interest income	$774,210
Bank loan fee income	43,399

Investment Income	817,609

EXPENSES
Professional fees	171,264
Management fees	73,193
Fund administration fees	43,413
Fund accounting fees	40,665
Loan servicing fees	31,329
Transfer agent fees	28,289
Credit risk insurance expense	19,934
Custody fees	15,000
Investor servicing fees	9,757
Registration expense	5,457
Insurance expense	3,907
Trustee fees	1,484
Other expenses	3,109

Total Expenses	446,801
Less: expenses waived and reimbursed	(178,789)

Net Expenses	268,012

Net Investment Income	549,597

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	35,020
Net change in unrealized appreciation/depreciation on investments	(2,191,133)

Net Realized and Unrealized Loss on Investments	(2,156,113)

Net Decrease in Net Assets Resulting from Operations	$(1,606,516)

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
FROM OPERATIONS
Net investment income	$549,597	$968,648
Net realized gain (loss) on investments	35,020	(600,867)
Net change in unrealized appreciation/depreciation on investments	(2,191,133)	(507,869)

Net Decrease in Net Assets Resulting from Operations	(1,606,516)	(140,088)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(380,360)	(1,424,734)
From net realized gain	-	(92,935)

Total Distributions to Shareholders	(380,360)	(1,517,669)

INCREASE FROM TRANSACTIONS IN NET ASSETS
Proceeds from sales of shares	-	3,696,380
Reinvestment of distributions	-	64,561
Cost of redemptions of shares	(18,096,909)	-

Net Decrease from Transactions in Net Assets	(18,096,909)	3,760,941

Total Decrease in Net Assets	(20,083,785)	2,103,184

NET ASSETS
Beginning of year	29,313,789	27,210,605

End of year	$9,230,004	$29,313,789

Undistributed net investment income	$169,238	$1

CHANGE IN SHARES
Shares sold	-	148,650
Shares issued on reinvestment of distributions	-	2,636
Shares redeemed	(781,202)	-
Net decrease	(781,202)	151,286

Shares outstanding, beginning of year	1,222,823	1,071,537
Shares outstanding, end of year	441,621	1,222,823

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Statement of Cash Flows

For the Year Ended June 30, 2015

CASH FLOW FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(1,606,516)
Adjustments to reconcile net decrease in net assets
resulting from operations to net cash from operating activities:
Purchases of investments	(521,250)
Sales of investments	15,232,151
Purchases of money market fund	(19,432,024)
Sales of money market fund	22,922,608
Net realized gain on investments	(35,020)
Net change in unrealized appreciation/depreciation on investments	2,191,133
Net discount accretion on investments	(127,688)
Change in Operating Assets and Liabilities:
Interest receivable	86,775
Prepaid expenses	11,986
Distributions payable	(392,973)
Payable to / Receivable from adviser	(88,755)
Accrued professional fees	15,902
Accrued loan servicing fees	4,058
Investor servicing fee payable	(14,919)
Payable to trustees	(967)
Accrued expenses and other liabilities	3,557

Net cash from operating activities	18,248,058

CASH FLOWS FROM FINANCING ACTIVITIES
Payments for redemptions of shares	(18,096,909)
Distributions paid to shareholders	(380,360)

Net cash from financing activities	(18,477,269)

Net change in cash and cash equivalents	(229,211)

CASH AND CASH EQUIVALENTS
Beginning of year	267,084

End of year	$37,873

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, June 30, 2015

Principal		Percentage of	Coupon		Maturity
Amount		Net Assets	Rate (a)		Date	Fair Value

	Liquidating Positions:

	Asset Backed Securities:

	Hong Kong
$93,412	Sea Lane Series 2011-1A - Class A (Acquired 11/02/2012,	0.7%	2.28%		02/12/2016	$65,389
	Aggregate Cost $94,202) (b) (c)

	Total Asset Backed Securities (Cost $94,202):	0.7				65,389

	Corporate Bank Loans:

	Bangladesh
937,500	Bangladesh Biman Airlines	10.2	5.78		02/05/2019	937,033

	Brazil
733,333	Bahia Speciality Cellulose S.A.	8.0	4.15		02/02/2018	733,333

	France
586,512	Maurel & Prom Drilling Services BV	5.1	2.28		12/23/2018	469,209

	Kazakhstan
600,000	Kazmunaigaz Finance Sub BV	6.4	2.38		07/15/2016	594,600

	Mongolia
885,513	Just Group LLC (e)	-	0.00	(d)	12/31/2015	-	(g)
97,365	MSC Holding LLC (Tranche A)	1.0	6.28		11/23/2015	96,878
367,823	MSC Holding LLC (Tranche B)	4.0	7.78		11/23/2017	364,881
		5.0				461,759
	Nigeria
663,361	PFX Funding Limited	7.1	4.02		06/15/2019	655,069

	Panama
393,071	Banana International Corporation (e)	3.5	0.00	(d)	01/11/2016	323,157	(g)

	Russia
500,000	Mechel (Tranche A) (e)	0.5	0.00	(d)	11/08/2016	50,000	(g)
500,000	Mechel (Tranche B) (e)	0.5	0.00	(d)	08/10/2015	50,000	(g)
		1.0				100,000
	Sierra Leone
554,029	African Minerals (e)	3.6	0.00	(d)	03/30/2017	332,417	(g)

	Ukraine
156,250	Metinvest BV	0.4	6.94		09/10/2015	39,063

	United Arab Emirates
571,429	Ammalay Commodities Dubai, REI-AGRO INDIA (e)	-	0.00	(d)	04/29/2016	1	(g)

	Total Corporate Bank Loans (Cost $7,496,964):	50.3				4,645,641

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, June 30, 2015 (continued)

Principal		Percentage of	Coupon	Maturity
Amount		Net Assets	Rate (a)	Date	Fair Value

	Government Issued Term Loans:

	Angola
$600,000	Ministry of Finance of the Republic of Angola	6.5	5.90	02/24/2018	$598,500

	Tanzania
1,250,000	Tanzania, Ministry of Finance	13.5	6.20	03/03/2021	1,249,375

	Total Government Issued Term Loans (Cost $1,842,818):	20.0			1,847,875

	Total Liquidating Positions (Cost $9,433,984):	71.0			6,558,905

	Short-Term Investment:

	Money Market Fund
	United States
	First American Government Obligations Fund, 0.01% (f)	27.9			2,577,610

	Total Short-Term Investment (Cost $2,577,610):	27.9			2,577,610

	Total Investments (Cost $12,011,594):	98.9%			$9,136,515

(a)	Variable rate.
(b)	144a restricted security.
(c)	Private placement.
(d)	Zero rate coupon.
(e)	In default.
(f)	7-day yield.
(g)	Valuation as determined by the Adviser's Fair Value Committee.

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments (continued)
June 30, 2015

Percentage of
Sector	Net Assets
Asset Backed Securities	0.70%
Basic Industry	12.00%
Conglomerate	5.00%
Consumer Non-Cyclical	3.50%
Energy	19.70%
Services	23.60%
Utility	6.50%

Total Liquidating Positions	71.00%
Money Market Fund	27.90%

Total Investments	98.90%

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments (continued)
Investment Country Representation as of June 30, 2015
(% of Total Investments)

0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Angola
6.6%
Bangladesh
10.3%
Brazil
8.0%
France
5.1%
Hong Kong
0.7%
Kazakhstan
6.5%
Mongolia
5.1%
Nigeria
7.2%
Panama
3.5%
Russia
1.1%
Sierra Leone
3.6%
Tanzania
13.7%
Ukraine
0.4%
United States*
28.2%

*Represents Money Market Fund.

The accompanying notes are an integral part of these financial statements.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

1.	Organization

City National Rochdale International Trade Fixed Income Fund (the “Fund”) is a Delaware statutory trust formed in May 2008.  The Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end management investment company.  The Fund commenced operations on August 1, 2012.

On December 3, 2014 the Board of Trustees approved an amended and restated plan of liquidation, effective December 31, 2014, to redeem all outstanding shares of the Fund. The Fund is no longer accepting new subscriptions and has suspended all exchange transactions between investors. The Fund filed an application for deregistration with the Securities Exchange Commission on December 23, 2014 in order to cease to be an Investment Company as defined by the Investment Company Act of 1940, as amended. The Fund is no longer pursuing its investment objective. In addition, the Fund has not accrued for any future expenses in which it expects to incur before the liquidation of the Fund is complete.

City National Rochdale, LLC (the “Manager” or “Adviser”) is the investment adviser to the Fund and a related party.  The Manager is a wholly-owned subsidiary of City National Bank.  The Manager has selected GML Capital LLP, a limited liability partnership formed in England (the “Sub-Adviser”) as sub-investment adviser with respect to the Fund.

The Fund’s investments are primarily in trade finance, structured trade finance, export finance and project finance loans and other forms of debt obligations of companies, banks or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

2.	Significant Accounting Policies (continued)

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities (see Note 3 – Investments).

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

2.	Significant Accounting Policies (continued)

Investments Valuation

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or the OTC Bulletin Board will be valued at their last composite sale prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.  Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where such securities are primarily traded.  If no sales of particular securities are reported on a particular day, the securities will be valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service.  Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s net asset value per share.  Other securities for which market quotations are readily available will generally be valued at their bid prices, or ask prices in the case of securities held short, as obtained from the appropriate exchange, dealer, or pricing service.

If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). Debt securities will be valued in accordance with the Fund’s valuation procedures, which generally relies on a third-party pricing system, agent, or dealer which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading.  When appropriate the Manager may determine a security’s fair value based on an assessment of multiple factors, including the value provided by an independent third party, but which may not agree with the specific price from such third party providing such service.  The Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost (or, if purchased at a discount, then at its accredited cost), so long as such valuations are determined by the Board in good faith to represent fair value.

With respect to other securities and investments, securities for which market quotations are available, but which are restricted as to salability or transferability, are valued as provided above, based on the nature and term of the restrictions.  Investments valued under this methodology are considered Level 2 assets.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

2.	Significant Accounting Policies (continued)

Investments Valuation (continued)

The Sub-Adviser generally selects trade finance-related securities for investment by the Fund to be held to maturity, and the Manager’s Fair Value Committee will base its estimation of fair value on this presumption.  Where the Sub-Adviser decides that the Fund will not hold the security to maturity, the basis of its fair value estimates will differ.  In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset.  When making a determination of the fair value of a trade finance-related security, the Sub-Adviser may furnish the Fair Value Committee with a variety of factors that will include but not be limited to: (1) the cost and/or repayment performance of the underlying trade finance-related security, (2) the last reported price at which the investment was traded, (3) information regarding the investment, the issuer and its sector, country or region, (4) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (5) any publicly announced transaction involving the issuer, (6) comparisons to other investments or to financial indices that are correlated to the investment, (7) with respect to fixed income investment, changes in market yields and spreads, and/or (8) other factors that might affect the investment’s value.  The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Fair Value Committee will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology for determining the valuation.

Where investments are valued using this methodology and are valued by the Fair Value Committee, they will be considered Level 3 assets.  Where investments are valued independently by a third party, such as Debtdomain, such investments will be considered Level 2 assets.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Realized and unrealized gains and losses are included in the determination of income.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

2.	Significant Accounting Policies (continued)

Fund Expenses

The Fund pays its expenses, other than such expenses that the Manager assumes (pursuant to the Investment Management Agreement) or waives and/or reimburses (pursuant to the Manager’s agreement to waive and/or reimburse the Fund’s expenses).  The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the organization of the Fund, including any offering expenses; brokerage commissions; interest and fees on any borrowings by the Fund; fees and expenses of outside legal counsel (including fees and expenses associated with review of documentation for prospective investments by the Fund), including foreign legal counsel; independent auditors; fees and expenses in connection with repurchase offers and any repurchases of Shares; taxes and governmental fees (including tax preparation fees); custody fees; expenses of preparing, printing, and distributing offering memoranda or prospectuses, statements of additional information, and any other material (and any supplements or amendments thereto), reports, notices, other communications to Shareholders, and proxy material; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Shareholders’ meetings; expenses of corporate data processing and related services; Shareholder record keeping and Shareholder account services, fees, and disbursements; fees and expenses of the Trustees that the Manager, the sales agent RIM Securities LLC, an affiliate of the Manager (the “Sales Agent”), or their affiliates do not employ; insurance premiums; fees for Investor Services; and extraordinary expenses such as litigation expenses. The Fund may need to sell its holdings to pay fees and expenses, which could cause the Fund to realize taxable gains.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders.  Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  Management is not aware of any exposure to uncertain tax positions that could require an accrual or that could affect the Fund’s liquidity or future cash flows pursuant to relevant income tax regulations.  The Fund has concluded that there is no impact of the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on its tax returns since inception of the Fund.  As of June 30, 2015, the Fund’s tax year since inception and fiscal years ended June 30, 2013 and June 30, 2014 remain open and subject to examination by relevant taxing authorities.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

2.	Significant Accounting Policies (continued)

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations.  The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Distributions to Shareholders

Distributions paid to shareholders by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, regardless of how long a shareholder has held his or her shares.  All other dividends paid to a shareholder by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax at the ordinary income rate.

Dividends and other taxable distributions are taxable to a shareholder even if they reinvested in additional shares of the Fund.  Dividends and other distributions paid by the Fund are generally treated as being received by a shareholder at the time the dividend or distribution is made.  If, however, the Fund pays a shareholder a dividend in January that was declared in the previous October, November or December and a shareholder was a shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by such shareholder on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If a shareholder purchases shares just prior to a distribution, he or she will receive a distribution that will be taxable to him or her even though it represents in part a return of his or her invested capital.

Subsequent Events

Management has evaluated events and transactions that occurred subsequent to June 30, 2015 through the date the financial statements have been issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements. A return of capital distribution to shareholders of $2,100,000 was made effective July 1, 2015 and paid on August 12, 2015. One liquidating position, Tanzania, was sold in August 2015 for approximately $1.2M.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

3.	Investments

The following are the classes of investments at June 30, 2015 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Liquidating Positions	(Level 1)	(Level 2)	(Level 3)	Total
Asset Backed Securities	$-	$65,389	$-	$65,389
Corporate Bank Loans	-	3,890,066	755,575	4,645,641
Government Issued Term Loans	-	1,847,875	-	1,847,875

Short-Term Investments
Money Market Fund	$2,577,610	$-	$-	$2,577,610

Total Investments	$2,577,610	$5,803,330	$755,575	$9,136,515

The following is a schedule of transfers out of Level 2 for the Fund:

	Transfers out of Level 2 (1)	Transfers into Level 3 (1)
Corporate Bank Loans	$(432,418)	$432,418

The following is a reconciliation of Level 3 assets of which significant unobservable inputs were used to determine fair value:

Investments in Securities, at Value
Balance as of June 30, 2014	$1,056,115
Accrued discounts/premiums	668
Realized gain/(loss)	(3,284)
Change in unrealized appreciation/(depreciation)	(470,876)
Sales	(259,466)
Transfers into/out of Level 3 (1)	432,418
Balance as of June 30, 2015	$755,575

(1)
Transfers between Level 2 and Level 3 relate to the determination of the Fair Value Committee to discount the values of five bank loans at June 30, 2015.  Transfers between levels are recognized at the end of the reporting period.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

3.	Investments (continued)

Quantitative information about Level 3 Fair Value Measurements held in the Fund:

Type of Securities	Fair Value at June 30, 2015	Valuation Technique	Unobservable Input	Range
Corporate Bank Loans	$755,575	Discounted Cash Flows	Expected Settlement	0% - 85%
			Discount Rate	4% - 8%

The securities were valued using a discounted cash flow model. A decrease in the expected settlement or increase in the discount rate applied would cause the securities to decrease in value.

4.	Investment Management

The Fund has an Investment Management Agreement (the “Agreement”) with the Adviser, an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”), to serve as the investment adviser for the Fund.  Under the terms of the Agreement, the Fund compensates the Manager for its management services at the annual rate of 0.70% of the Fund’s month end net assets. Effective September 1, 2014, the Manager has agreed to waive its compensation through the Fund’s liquidation.

The Manager entered into a Sub-Investment Advisory Agreement (“Sub-Investment Advisory Agreement”) with the Sub-Adviser, a limited liability partnership formed in England whose Managing Member is GML International Limited.  The Sub-Adviser is an investment adviser registered under the Advisers Act. The Sub-Adviser has investment discretion to manage the investments of the Fund and is responsible for performing credit analysis and due diligence on each specific investment included in the portfolio and overall portfolio risk management, subject to the general supervision of the Manager. Out of the 0.70% investment management fee, the Manager retains 0.25% and compensates the Sub-Adviser at the annual rate of 0.45%. Effective September 1, 2014, the Sub-Adviser agreed to receive a reduced rate of compensation accrued based only on the Fund’s remaining investments. Effective January 1, 2015 the Sub-Adviser agreed to waive its compensation through the Fund’s liquidation.

For the year ended June 30, 2015, management fees of $73,193 were incurred by the Fund.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

5.	Expense Reimbursement

The Manager has contractually agreed to waive and/or reimburse the Fund to the extent needed to limit the Fund’s combined annual operating expenses, excluding taxes, interest, commissions, or extraordinary expenses, to 1.50% of net assets (the “Expense Limitation Agreement”). To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed. No accrual has been made for such contingent liability because the Manager will not seek reimbursement from the Fund.

For the year ended June 30, 2015, the Adviser waived $178,789 of fees and expenses.

6.	Investor Servicing Arrangements

The Fund will pay a fee to the Sales Agent to reimburse it for payments made to broker-dealers and certain financial advisers that have agreed to provide ongoing investor services to investors in the Fund that are their customers (“Investor Service Providers”).  This fee will be paid quarterly and will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.20% (on an annualized basis) of the aggregate value of outstanding Shares held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar month (before any repurchase of Shares); or (ii) the Sales Agent’s actual payments to the Investment Service Provider.

As of September 30, 2014, the Investment Service Providers have agreed to waive all fee payments from the Fund.

For the year ended June 30, 2015, Investor Servicing fees of $9,757 were incurred by the Fund.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

7.	Loan Servicing Agreement

The Sub-Adviser also acts as the Fund’s loan servicing agent.  Under the terms of the Loan Servicing Agreement among and between the Manager, the Fund and the Sub-Adviser (the “Loan Servicing Agreement”), the Sub-Adviser will communicate the details of all loan purchases and sales to the administrator, reconcile the Fund’s cash accounts with the cash account records of the custodian and provide such reconciliations to the administrator, communicate with obligors in relation to their timely making of interest, principal and/or amortization payments in relation to loan assets owned by the Fund and in order to resolve wire transmission queries with respect of any such payments, notify the Manager following a failure of an obligor to make any scheduled payment, provide the Manager with reports in respect of loan servicing, act as the central point of contact for clarification queries from the custodian and administrator, and maintain an up-to-date “Sub-Adviser Portfolio Blotter” of all interest, principal and amortization payments in relation to loan assets owned by the Fund.  For its services provided under the Loan Servicing Agreement, the Fund pays the Sub-Adviser the following fees: (a) an upfront, one time, set-up fee of $10,000 and (b) a monthly fee payable in arrears as the greater of (i) $2,291 or (ii) either (x) 0.025% of the gross assets of the Fund if total gross assets are less than or (y) 0.0225% of the gross assets of the Fund if total gross assets are greater than $1 billion. Effective January 1, 2015, the Sub-Adviser agreed to waive loan servicing fees through the Fund’s liquidation.

For the year ended June 30, 2015, loan servicing fees of $31,329 were incurred by the Fund.

8.   Administration Servicing Fee

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under the Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Shareholders of the Fund; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee from the Fund at an annual rate of 0.03% for the first $150 million, 0.0225% for the next $250 million and 0.015% thereafter of average net assets, with a minimum annual fee of $28,000.

For the year ended June 30, 2015, administration servicing fees of $43,413 were incurred by the Fund.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

9.	Shareholders’ Equity

The Fund is an illiquid investment and no Shareholder will have the right to require the Fund to redeem its Shares. The Fund is no longer accepting new subscriptions and has suspended all exchange transactions between investors. Although the Fund may offer to repurchase Shares from time to time, it is not obligated to do so and Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for interests or Shares of any other fund, as the Fund is a closed-end investment company.

10.	Investment Transactions

For the year ended June 30, 2015, excluding short-term securities and U.S. Government securities, purchases of investments amounted to $521,250 and sales of investments amounted to $15,232,151.  There were no purchases or sales of U.S. Government securities during year ended June 30, 2015.

11.	Concentration of Risk

The Fund is subject to credit risk to the extent that any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.  Management monitors the financial institutions and does not anticipate any losses from those counterparties.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

12.	Tax Information

As of June 30, 2015, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

Cost of investments for tax purposes	$12,011,594

Gross tax unrealized appreciation	14,577
Gross tax unrealized depreciation	(2,889,656)
Net tax unrealized depreciation on investments	(2,875,079)

Undistributed ordinary income	169,238
Undistributed long-term capital gains	-
Distributable earnings	169,238

Other accumulated loss	(565,847)

Total accumulated loss	(3,271,688)

The tax composition of distributions for the period was as follows:

	Year Ended June 30 2015	Year Ended June 30, 2014	Period August 1, 2012 (commencement of operations) to June 30, 2013
Ordinary Income	$380,360	$1,517,669	$110,617
Long-Term Capital Gain	-	-	-
Total Distributions	$380,360	$1,517,669	$110,617

None of the taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended June 30, 2015.

City National Rochdale International Trade Fixed Income Fund

Financial Statements

June 30, 2015

12.	Tax Information (continued)

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses and reclassifications of paydown gains and losses. These classifications have no effect on net assets or net asset value per share. For the year ended June 30, 2015, the following table shows the reclassification made:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid In Capital
$0	$0	$0

As of June 30, 2015, the Fund has a net capital loss carry forward of $565,847 for federal income tax purposes which is available to reduce future required distributions of net capital gains to shareholders.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of June 30, 2015 the Fund did not defer a post-October capital loss on a tax basis.

City National Rochdale International Trade Fixed Income Fund

Financial Highlights

			Period August 1, 2012
	Year Ended	Year Ended	(commencement) to
	June 30, 2015	June 30, 2014	June 30, 2013
PER SHARE OPERATING PERFORMANCE
Net Asset Value, beginning of period	$23.97	$25.39	$25.00

Income from Investment Operations:
Net investment income	0.68 (1)	0.80	0.54
Net realized and unrealized loss on investments	(3.21)	(0.92)	(0.03)
Total from investment operations	(2.53)	(0.12)	0.51

Less Distributions:
From net investment income	(0.54)	(1.22)	(0.11)
From net realized gain	-	(0.08)	(0.01)
Total distributions	(0.54)	(1.30)	(0.12)
Net asset value, end of period	$20.90	$23.97	$25.39

TOTAL RETURN - NET	-10.76%	-0.50%	2.07	%(2)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$9,230	$29,314	$27,211
Portfolio Turnover	3.94%	66.34%	36.30	%(2)

Ratio of Net Investment Income to Average Net Assets:
Before waivers/reimbursements or recoupment	1.99%	2.85%	1.53	%(3)
After waivers/reimbursements or recoupment	2.96%	3.36%	2.70	%(3)

Ratio of Expenses to Average Net Assets:
Before waivers/reimbursements or recoupment	2.40%	2.01%	2.67	%(3)
After waivers/reimbursements or recoupment	1.44%	1.50%	1.50	%(3)

(1)	Computed using the average shares method.
(2)	Not Annualized
(3)	Annualized

Total return is calculated for all Shareholders taken as a whole and an individual Shareholder's return may vary from these Fund returns based on the timing of capital transactions.

The expense ratios are calculated for all Shareholders taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Shareholder's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

See Report of Independent Registered Public Accounting Firm.

*****

CITY NATIONAL ROCHDALE INTERNATIONAL TRADE FIXED INCOME FUND

TRUSTEES AND OFFICERS OF THE FUND

The Trustees and officers of the Fund, their principal occupations during the past five years, and their affiliations, if any, with City National Rochdale, the investment manager to the Fund, are set forth below. The persons listed below may have held other positions with their employers named below during the relevant periods. Andrew S. Clare (the “Interested Trustee”) is an “interested person” of the Fund, as defined in the 1940 Act. Each Trustee other than Mr. Clare may be referred to in this table as an “Independent Trustee” and collectively as the “Independent Trustees.”

Independent Trustees

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Irwin G. Barnet 570 Lexington Avenue New York, NY 10022 Age: 76	Trustee	Since 1999	Retired (May 2014 – present). Attorney and of counsel, Reed Smith LLP, a law firm (2009- April 2014). Partner, Reed Smith LLP (2003-2008). Attorney and principal, Crosby, Heafey, Roach & May P.C., a law firm (2000-2002). Attorney and principal, Sanders, Barnet, Goldman, Simons & Mosk, a law firm (1980-2000).	21	None
Daniel A. Hanwacker 570 Lexington Avenue New York, NY 10022 Age: 63	Trustee	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001- present). Managing Director - Asset Management, Putnam Lovell Securities (2000-2001). Co-Founding Partner, Constellation Financial Management, Co., LLC (1995- 2000).	21	Rochdale Investment Trust (2011- 2013)
Jon C. Hunt 570 Lexington Avenue New York, NY 10022 Age: 63	Trustee	Since 2013	Retired (March 2013 to present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (July 2012 to March 2013). Managing Director and Chief Operating Officer, CCM (1998 - June 2012).	21

Nuveen Commodities Asset Management, member of Independent Committee (February 2012 - present); Advisor’s Inner Circle Fund III (February 2014 – present); O’Connor EQUUS (May
2014- present) ; Winton Series Trust and Winton Diversified Opportunities Fund, Lead Independent Trustee (January 2015 - present)

Vernon C. Kozlen 570 Lexington Avenue New York, NY 10022 Age: 71	Trustee	Since 2007	Retired (2007- present). President and Chief Executive Officer, City National Rochdale Funds (2000-2007). Executive Vice President and Director of Asset Management Development, CNB (1996- 2007). Director, Reed, Conner & Birdwell LLC (2000-2007), and Convergent Capital Management, LLC (2003-2007). Chairman of the Board, City National Asset Management, Inc. (2001-2005). Chairman of the Board, City National Securities, Inc. (1999-2005). Director, City National Asset Management, Inc. (2001-2006), and City National Securities, Inc. (1999-2006).	21	Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund LLC, CMS/Barlow Long-Short Equity Fund, LLC (3)

Jay C. Nadel 570 Lexington Avenue New York, NY 10022 Age: 71	Trustee	Since 2013	Financial Services Consultant (2005 - present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	21	Lapolla Industries, Inc. (2007 – present); Rochdale Investment Trust (2011-2013)
James Wolford 570 Lexington Avenue New York, NY 10022 Age: 60	Trustee	Since 1999

Chief Executive Officer of Corinthian Development Company (December 2013 – present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (March 2011-December 2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (April 2010-March 2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004-March 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).
				21	None

Interested Trustee

Andrew S Clare (4) 570 Lexington Avenue New York, NY 10022 Age: 69	Trustee	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	21	None

(1)	The Trustees serve for terms of office as follows:

Name of Trustee	End of Term of Office
Irwin G. Barnet	December 31, 2015
Vernon C. Kozlen	December 31, 2018*
James Wolford	March 29, 2023
Andrew S. Clare	December 31, 2020*
Daniel A. Hanwacker	March 29, 2023
Jon C. Hunt	March 29, 2023
Jay C. Nadel	March 29, 2023

    * Subject to extension by the Board for up to two years.

(2)
“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes the following registered closed-end funds: City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, City National Rochdale Structured Claims Fixed Income Fund LLC and City National Rochdale International  Trade  Fixed Income Fund.

(3)
Convergent Wealth Advisors, LLC, which is under common control with CNB, serves as investment adviser to Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund, LLC and CMS/Barlow Long-Short Equity Fund, LLC, each of which is a private investment fund.

(4)	Mr. Clare is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

Officers

Name Address Age	Position(s) with the Fund	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 57	President and Chief Executive Officer	Since Inception	Chief Executive Officer, City National Rochdale (1986- present).
F. Michael Gozzillo City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 50	Vice President; Chief Compliance Officer (“CCO”); Anti-Money Laundering Officer & Identity Theft Program Officer	Since 2013

Senior Vice President & Chief Compliance Officer, City National Rochdale (2012-present). CCO, Symphonic Financial Advisers LLC (2013 to Present). CCO, City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, City National Rochdale Structured Claims Fixed Income Fund LLC and City National Rochdale International Trade Fixed Income Fund (2013-present). Director & Compliance Officer, TIAA-CREF  (2008-2012).  CCO,  TIAA-CREF
Life Insurance Co. Separate Accounts (2009- 2012).

Greg Francoeur City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 44	Treasurer and Chief Financial Officer	Since 2015	Senior Vice President, Segment Finance Manager, Wealth Management Segment, City National Bank (2009 – Present), Chief Financial Officer (Convergent Capital Management, (2003 – 2009).
Mitchell Cepler City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 32	Assistant Treasurer and Deputy Chief Financial Officer	Since 2015	Group Finance Manager, City National Rochdale (2011 – present). Manager, Financial Planning and Analysis, ESP Technologies Corporation (2008- 2011).
Kurt Hawkesworth City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 43	Secretary	Since 2010	Chief Operating Officer, City National Rochdale (2003-present).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

City National Rochdale International Trade Fixed Income Fund

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there are at least two audit committee financial experts serving on its audit committee.  William R. Sweet, Jay C. Nadel, and Daniel A. Hanwacker are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2015	FYE 6/30/2014
Audit Fees	$27,000	$28,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,700
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by PKF O’Connor Davies, a division of O’Connor Davies, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2015	FYE 6/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2015	FYE 6/30/2014
Registrant	$3,500	$3,700
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of June 30, 2015:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Garrett R. D’Alessandro	Chief Executive Officer, President	July ’08 * -Present	Chief Executive Officer, President	In addition to strategic management of the firm, directs the portfolio management and investment research efforts
Bill Miller	Director of Opportunistic Income	May ’13 -Present	Director of Opportunistic Income
Responsible for evaluating the relative
attractiveness of various opportunistic income
strategies used in client portfolios, recommending
strategic and tactical allocations of opportunistic
strategies to the Asset Allocation Committee,
evaluating external manager offerings and oversees the various investment grade taxable fixed income strategies

* Although the Fund initially entered into an investment advisory agreement with the Manager in July 2008, it did not commence operations until August 1, 2012.

The following individuals at GML Capital LLP (the "Sub-Adviser") have primary responsibility for managing the Fund.

Stefan Pinter is Chief Executive Officer and Chief Investment Officer of GML Capital LLP and is in charge of the firm’s overall investment management and investment advisory activities and is responsible for the Sub-Adviser’s authorization by the UK Financial Conduct Authority and status as a Registered Investment Adviser with the SEC. Mr. Pinter is also responsible for the proprietary investment activities and overseas offices of GML International Limited, the Managing Member of GML Capital LLP. He is also a Director of Growth Management Funds ICC as well as its various feeder and holding funds for which GML Capital LLP acts as Fund Manager. He joined GML International Limited in 1990 and was a Founding Member of GML Capital LLP, which was formed in 2007.

Mr. Pinter began his career after university by spending three and a half years as an Associate in the International Corporate Finance Department of Kidder, Peabody & Co. Incorporated in New York.  Whilst there, he executed numerous Euromarket financings on behalf of US and foreign issuers, which included convertible and equity-linked financings, fixed rate bonds and floating rate notes. He also structured various mortgage-backed financings which were privately-placed in Japan, and worked on a number of cross-border M&A transactions. This was followed by two and a half years trading the Eurobond syndicate book for Kidder, Peabody International Limited in London, where he priced and traded fixed, floating rate, and equity-linked new Eurobond issues.

An American by birth, Mr. Pinter received his Bachelor of Arts degree in Economics cum laude from Harvard University in 1983, and his studies included significant coursework in computer programming, which he also taught.

The Structured Trade Finance Team (“STF Team”), headed by Suresh Advani, formally reports to Mr. Pinter to ensure compliance with the Fund’s investment objectives and the risk processes and guidelines of the Sub-Adviser.

Suresh Advani joined GML International Limited in October 2005, is a Member of the Sub-Adviser and is responsible for developing the firm’s investment activities in the areas of structured trade, export and project related finance. He is a Director of three investment funds for which GML Capital LLP acts as Investment Manager.

In 2014, he became a Senior Technical Adviser to the International Chamber of Commerce’s Banking Commission.

He is designated as Portfolio Manager for the Fund and is responsible for overall portfolio composition and performance and reports to Mr. Pinter in this role. He is responsible for supervising the STF Team.

Prior to joining the firm, Mr. Advani spent twenty-five years working in Investment Banking, Commercial Banking and Political and Trade Credit Insurance with employers including JP Morgan Chase (predecessor bank Chase Manhattan Bank), Dresdner Kleinwort Wasserstein, Jardine Lloyd Thompson and Exporters Insurance Company Limited.

Product responsibilities have included structured finance, project finance, export finance, structured trade finance, forfaiting, trade services, primary loan syndication and secondary loan sales, e-commerce and private equity/venture capital. He also has experience of various forms of financial risk insurance including political and credit risk as well as alternate risk transfer.

He has worked on transactions and with clients in a diverse range of industry sectors such as telecoms, power, oil and gas, mining and metals, pulp and paper and soft commodities.

Mr. Advani has extensive experience in global emerging markets arising from a series of assignments in New York, London, Hong Kong and Singapore where he held regional management positions for Latin America, Eastern Europe, the former Soviet Union (FSU), Africa and the Middle East and then Asia.

Mr. Advani studied Philosophy, Politics and Economics at St. Edmund Hall, Oxford.

Holdings

None of the portfolio managers of the Sub-Adviser listed above own shares in City National Rochdale International Trade Fixed Income Fund.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For S uch Accounts
Garrett R. D’Alessandro	2, $39.62 million	$0	1, $5.25 million	117, $275.9 million
Bill Miller	7, $6.08 billion	$0	0	30, $308.4 million

Mr. D’Alessandro and Mr. Miller each receive an annual salary established by City National Rochdale, LLC (the “Manager”). Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro and Mr. Miller are each eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account.

Other Accounts Managed by the Portfolio Managers of the Sub-Adviser for the Fund.

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager of the Sub-Adviser had formal day-to-day responsibilities as of June 30, 2014. Please note that the Registered Investment Company referred to below is not subject to performance-based fees, and the Other Pooled Investment Accounts referred to below are only subject to performance-based fees where indicated with an asterisk (*).

The following table provides information as of June 30, 2015:

		No. of Accounts	Market Value
Stefan Pinter	RIC	1	$338,138,253
	OPI*	3	$156,124,596
	performance fee*	For one OPI,: 15% of returns over a hurdle with high water marks and equalization.
	OA	0	$0

		No. of Accounts	Market Value
Suresh Advani	RIC	0	$0
	OPI*	4	$59,901,236.02
	performance fee*	N/A for 2 OPIs; For 2 OPIs: Varied, 10-20% of returns over various hurdles with high water marks and equalization.
	OA	0	$0

Sub-Adviser Compensation Disclosure

All Members of the Sub-Adviser receive an allocation of the Sub-Adviser’s annual profit by virtue of their status as a Member of the partnership. This allocation is split into monthly advances and an annual bonus. The overall allocation is based upon each Member’s contribution to the firm and is assessed by GML International Limited, the Managing Member of the Sub-Adviser. For investment professionals, such contribution is based on an appraisal of the underlying performance against investment objectives of the various funds for which the Member acts as a portfolio manager as well as underlying profit contribution of these funds to the overall annual profit of the firm. Individual Members’ compensation is principally cash based but as a Member of the partnership each Member would be entitled to a share of the proceeds of any sale of the firm.

CONFLICTS OF INTEREST

THE MANAGER, SUB-ADVISER AND THEIR AFFILIATES

The Manager, Sub-Adviser and their affiliates and their directors, members, officers, employees or independent members of any committee of the Sub-Adviser (collectively, the “Advisory Affiliates”) carry on substantial investment activities for their own accounts and for, hedge funds, mutual funds, institutions, and individual clients (collectively, “Advisory Clients”). The Fund has no interest in these activities. The Manager, Sub-Adviser and their Advisory Affiliates will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest (1) in allocating their time and activity between the Fund and such other activities and (2) in allocating investments among the Advisory Clients.

The Manager, the Sub-Adviser or another Advisory Affiliate may determine that an investment opportunity is appropriate for an Advisory Client or for itself, but the Manager or the Sub-Adviser may determine that such investment opportunity is not appropriate for the Fund. Situations also may arise in which Advisory Affiliates or Advisory Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Advisory Affiliates may disadvantage the Fund in certain situations if, among other reasons, the investment activities limit the Fund’s ability to invest for the Fund in a particular investment vehicle or investment. In making investment decisions for the Fund, the Manager and the Sub- Adviser do not obtain or use material inside information acquired by any Advisory Affiliates in the course of purchasing or selling securities.

The Manager is a wholly-owned subsidiary of City National Bank and does not directly engage in administration and custody businesses with any investment fund engaged in trade finance investment. In view of this, the Manager is of the opinion that it has fewer conflicts of interest within the trade finance community and thus it is able to be relatively unbiased in supervising the Sub-Adviser’s selecting from a large pool of Trade Finance Securities.

Sub-Adviser Conflicts of Interest Disclosure

Where the Sub-Adviser has entered into an agreement that provides for payment of a performance fee to the Sub-Adviser, payment of that performance fee could potentially lead the Sub-Adviser to recommend investments for a particular fund that are riskier than would otherwise be the case. This fee is calculated on unrealized and realized gains. Different clients of the Sub-Adviser may have similar investment objectives to the objectives of one or more investment funds to which the Sub-Adviser provides advisory services, and the Sub Adviser, in particular in relation to the allocation of investment opportunities, will at all times endeavor to act fairly towards each of the Sub- Adviser’s clients. In addition, the Sub-Adviser, and any person or company with whom they are affiliated or by whom they are employed, may be involved in other financial, investment or other professional activities which could potentially cause conflicts of interest vis-à-vis the Fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) City National Rochdale International Trade Fixed Income Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date     August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date     August 26, 2015

By (Signature and Title) /s/ Greg Francoeur
                                                 Greg Francoeur, Treasurer

Date     September 3, 2015